SCHWAB STRATEGIC TRUST

Schwab Fundamental Index ETFs

Schwab Fundamental U.S. Broad Market Index ETF

Schwab Fundamental U.S. Large Company Index ETF

Schwab Fundamental U.S. Small Company Index ETF

Schwab Fundamental International Large Company Index ETF

Schwab Fundamental International Small Company Index ETF

Schwab Fundamental Emerging Markets Large Company Index ETF

Supplement dated February 2, 2017 to the Prospectus and Statement of Additional Information (SAI), both dated June 30, 2016, as supplemented December 1, 2016, and the Summary Prospectuses each dated December 1, 2016

Schwab Fixed-Income ETFs

Schwab U.S. TIPS ETF

Supplement dated February 2, 2017 to the Prospectus and SAI, both dated April 29, 2016, as supplemented June 30, 2016, October 7, 2016, December 15, 2016, and December 28, 2016, and the Summary Prospectus dated December 15, 2016

(each a Fund and collectively, the Funds)

This supplement provides new and additional information beyond that contained in the Prospectuses, Summary Prospectuses and SAIs and should be read in conjunction with the Prospectuses, Summary Prospectuses and SAIs.

At a meeting held on January 18, 2017, the Board of Trustees of Schwab Strategic Trust approved changes to the management fee paid by the Funds to Charles Schwab Investment Management, Inc., the investment adviser to the Funds. Accordingly, effective March 1, 2017, the management fees will be as follows:

	Current Management Fee	New Management Fee*
Schwab Fundamental U.S. Broad Market Index ETF	0.32%	0.25%
Schwab Fundamental U.S. Large Company Index ETF	0.32%	0.25%
Schwab Fundamental U.S. Small Company Index ETF	0.32%	0.25%
Schwab Fundamental International Large Company Index ETF	0.32%	0.25%
Schwab Fundamental International Small Company Index ETF	0.46%	0.39%
Schwab Fundamental Emerging Markets Large Company Index ETF	0.46%	0.39%
Schwab U.S. TIPS ETF	0.07%	0.05%

*	Under the new management fee structure the management fee will include interest expenses which were previously excluded. Additionally this change is applicable to all Schwab ETFs and will be reflected in each ETF’s prospectus no later than at each ETF’s next annual update.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG95815-00 (02/17)

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